Segment and geographic information (Tables)	6 Months Ended
Sep. 30, 2015
Segment and geographic information
Net interest revenue

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Six months ended September 30, 2014
Non-interest revenue	¥222,691	¥43,219	¥299,636	¥127,647	¥693,193
Net interest revenue	2,112	1,810	79,820	(38,353)	45,389

Net revenue	224,803	45,029	379,456	89,294	738,582
Non-interest expenses	154,332	28,946	351,508	84,206	618,992

Income (loss) before income taxes	¥70,471	¥16,083	¥27,948	¥5,088	¥119,590

Six months ended September 30, 2015
Non-interest revenue	¥243,509	¥47,272	¥322,744	¥89,542	¥703,067
Net interest revenue	2,838	2,499	75,351	(21,218)	59,470

Net revenue	246,347	49,771	398,095	68,324	762,537
Non-interest expenses	158,703	29,613	369,795	76,636	634,747

Income (loss) before income taxes	¥87,644	¥20,158	¥28,300	¥(8,312)	¥127,790

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Three months ended September 30, 2014
Non-interest revenue	¥116,948	¥21,441	¥119,322	¥81,742	¥339,453
Net interest revenue	990	250	71,248	(40,700)	31,788

Net revenue	117,938	21,691	190,570	41,042	371,241
Non-interest expenses	79,075	13,882	168,363	38,508	299,828

Income (loss) before income taxes	¥38,863	¥7,809	¥22,207	¥2,534	¥71,413

Three months ended September 30, 2015
Non-interest revenue	¥114,459	¥22,637	¥148,038	¥32,132	¥317,266
Net interest revenue	1,199	217	44,873	(16,052)	30,237

Net revenue	115,658	22,854	192,911	16,080	347,503
Non-interest expenses	78,913	14,442	184,282	39,090	316,727

Income (loss) before income taxes	¥36,745	¥8,412	¥8,629	¥(23,010)	¥30,776

Major components of income (loss) before income taxes in "Other"

	Millions of yen
	Six months ended September 30
	2014	2015
Net gain (loss) related to economic hedging transactions	¥9,088	¥(1,501)
Realized gain on investments in equity securities held for operating purposes	3,145	205
Equity in earnings of affiliates	11,462	22,885
Corporate items	(11,482)	(43,925)
Other(1)	(7,125)	14,024

Total	¥5,088	¥(8,312)

	Millions of yen
	Three months ended September 30
	2014	2015
Net gain related to economic hedging transactions	¥2,169	¥1,052
Realized gain on investments in equity securities held for operating purposes	292	17
Equity in earnings of affiliates	7,963	9,054
Corporate items	(8,389)	(39,985)
Other(1)	499	6,852

Total	¥2,534	¥(23,010)

(1)	Includes the impact of Nomura’s own creditworthiness.

Reconciliation of combined business segments' results included in preceding table to reported net revenue, non-interest expenses and income (loss) before income taxes

	Millions of yen
	Six months ended September 30
	2014	2015
Net revenue	¥738,582	¥762,537
Unrealized gain (loss) on investments in equity securities held for operating purposes	6,089	(1,901)

Consolidated net revenue	¥744,671	¥760,636

Non-interest expenses	¥618,992	¥634,747
Unrealized gain on investments in equity securities held for operating purposes	—	—

Consolidated non-interest expenses	¥618,992	¥634,747

Income before income taxes	¥119,590	¥127,790
Unrealized gain (loss) on investments in equity securities held for operating purposes	6,089	(1,901)

Consolidated income before income taxes	¥125,679	¥125,889

	Millions of yen
	Three months ended September 30
	2014	2015
Net revenue	¥371,241	¥347,503
Unrealized gain (loss) on investments in equity securities held for operating purposes	2,592	(10,899)

Consolidated net revenue	¥373,833	¥336,604

Non-interest expenses	¥299,828	¥316,727
Unrealized gain on investments in equity securities held for operating purposes	—	—

Consolidated non-interest expenses	¥299,828	¥316,727

Income before income taxes	¥71,413	¥30,776
Unrealized gain (loss) on investments in equity securities held for operating purposes	2,592	(10,899)

Consolidated income before income taxes	¥74,005	¥19,877

Geographic allocation of net revenue and income (loss) before income taxes from operations by geographic areas, and long-lived assets

	Millions of yen
	Six months ended September 30
	2014	2015
Net revenue(1):
Americas	¥117,394	¥111,875
Europe	97,145	66,873
Asia and Oceania	40,118	49,598

Subtotal	254,657	228,346
Japan	490,014	532,290

Consolidated	¥744,671	¥760,636

Income (loss) before income taxes:
Americas	¥(697)	¥(22,148)
Europe	(20,853)	(44,898)
Asia and Oceania	8,157	23,998

Subtotal	(13,393)	(43,048)
Japan	139,072	168,937

Consolidated	¥125,679	¥125,889

	Millions of yen
	Three months ended September 30
	2014	2015
Net revenue(1):
Americas	¥48,095	¥49,410
Europe	66,524	18,881
Asia and Oceania	21,527	21,873

Subtotal	136,146	90,164
Japan	237,687	246,440

Consolidated	¥373,833	¥336,604

Income (loss) before income taxes:
Americas	¥(6,757)	¥(19,791)
Europe	2,027	(35,180)
Asia and Oceania	8,476	9,210

Subtotal	3,746	(45,761)
Japan	70,259	65,638

Consolidated	¥74,005	¥19,877

(1)	There is no revenue derived from transactions with a single major external customer.